Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2013
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Europe Capital Appreciation Fund and Fidelity® Europe Fund pursuant to which Fidelity Europe Capital Appreciation Fund would be reorganized on a tax-free basis with and into Fidelity Europe Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Europe Capital Appreciation Fund in exchange for corresponding shares of Fidelity Europe Fund equal in value to the net assets of Fidelity Europe Capital Appreciation Fund and the assumption by Fidelity Europe Fund of all of the liabilities of Fidelity Europe Capital Appreciation Fund. After the exchange, Fidelity Europe Capital Appreciation Fund will distribute the Fidelity Europe Fund shares to its shareholders pro rata, in liquidation of Fidelity Europe Capital Appreciation Fund. As a result, shareholders of Fidelity Europe Capital Appreciation Fund will become shareholders of Fidelity Europe Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Europe Capital Appreciation Fund is expected to be held during the first quarter of 2014 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Europe Capital Appreciation Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about March 21, 2014. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Europe Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

TIF-13-08  December 30, 2013
1.483702.183

Fidelity's Targeted International Equity Funds®

Fund	Ticker
Fidelity® Canada Fund Class/Ticker Fidelity Canada Fund	FICDX
Fidelity China Region Fund Class/Ticker Fidelity China Region Fund	FHKCX
Fidelity Emerging Asia Fund	FSEAX
Fidelity Emerging Markets Fund Class/Ticker Fidelity Emerging Markets Fund	FEMKX
Fidelity Europe Capital Appreciation Fund	FECAX
Fidelity Europe Fund	FIEUX
Fidelity Japan Fund Class/Ticker Fidelity Japan Fund	FJPNX
Fidelity Japan Smaller Companies Fund	FJSCX
Fidelity Latin America Fund Class/Ticker Fidelity Latin America Fund	FLATX
Fidelity Nordic Fund	FNORX
Fidelity Pacific Basin Fund	FPBFX

In this prospectus, the term "shares" (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

December 30, 2013

Contents

Fund Summary	(Click Here)	Fidelity® Canada Fund
	(Click Here)	Fidelity China Region Fund
	(Click Here)	Fidelity Emerging Asia Fund
	(Click Here)	Fidelity Emerging Markets Fund
	(Click Here)	Fidelity Europe Capital Appreciation Fund
	(Click Here)	Fidelity Europe Fund
	(Click Here)	Fidelity Japan Fund
	(Click Here)	Fidelity Japan Smaller Companies Fund
	(Click Here)	Fidelity Latin America Fund
	(Click Here)	Fidelity Nordic Fund
	(Click Here)	Fidelity Pacific Basin Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
Fidelity® Canada Fund/Fidelity Canada Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.60%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.27%
Total annual operating expenses	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 89
3 years	$ 278
5 years	$ 482
10 years	$ 1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
  Potentially investing in securities of U.S. issuers.
  Normally investing primarily in common stocks.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	51.91%	23.92%	27.89%	15.04%	35.02%	-42.64%	39.63%	21.84%	-12.44%	8.25%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.96%	June 30, 2009
Lowest Quarter Return	-30.45%	December 31, 2008
Year-to-Date Return	4.34%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Canada Fund
Return Before Taxes	8.25%	-1.55%	13.21%
Return After Taxes on Distributions	8.27%	-1.66%	12.97%
Return After Taxes on Distributions and Sale of Fund Shares	5.91%	-1.26%	11.95%
S&P®/TSX Composite Index (reflects no deduction for fees, expenses, or taxes)	9.62%	0.63%	14.38%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Douglas Lober (portfolio manager) has managed the fund since September 2008.

Effective January 1, 2014, Risteard Hogan is co-manager of the fund.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® China Region Fund/Fidelity China Region Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Total annual operating expenses	1.02%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.
  Normally investing primarily in common stocks.
  Allocating investments across different China region countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the China Region. Because the fund concentrates its investments in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	45.49%	11.55%	14.46%	29.67%	46.26%	-44.85%	65.55%	18.00%	-20.35%	22.98%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.41%	June 30, 2009
Lowest Quarter Return	-22.82%	September 30, 2011
Year-to-Date Return	11.68%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® China Region Fund
Return Before Taxes	22.98%	1.08%	14.03%
Return After Taxes on Distributions	22.75%	0.92%	13.54%
Return After Taxes on Distributions and Sale of Fund Shares	15.30%	0.94%	12.60%
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	22.65%	-0.76%	13.25%
Fidelity China Region Fund Linked IndexSM (reflects no deduction for fees, expenses, or taxes)	22.65%	-0.76%	12.38%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Bobby Bao (portfolio manager) has managed the fund since October 2011.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Emerging Asia Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.75%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.33%
Total annual operating expenses	1.08%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 110
3 years	$ 343
5 years	$ 595
10 years	$ 1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different Asian countries with emerging markets.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Asia. Because the fund concentrates its investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to December 1, 2010, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	52.34%	13.59%	33.56%	37.19%	55.39%	-51.89%	39.20%	22.78%	-16.17%	20.90%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.64%	June 30, 2007
Lowest Quarter Return	-22.23%	September 30, 2011
Year-to-Date Return	-1.17%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Asia Fund
Return Before Taxes	20.90%	-3.58%	15.17%
Return After Taxes on Distributions	20.68%	-3.86%	14.68%
Return After Taxes on Distributions and Sale of Fund Shares	14.12%	-3.04%	13.71%
MSCI® AC (All Country) Asia ex Japan Index (reflects no deduction for fees or expenses)	22.39%	0.01%	14.89%
Fidelity Emerging Asia Fund Linked IndexSM (reflects no deduction for fees or expenses)	22.39%	0.29%	14.17%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Colin Chickles (portfolio manager) has managed the fund since October 2009.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Emerging Markets Fund/Fidelity Emerging Markets Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.39%
Total annual operating expensesA	1.09%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 111
3 years	$ 347
5 years	$ 601
10 years	$ 1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	48.80%	22.94%	44.31%	33.39%	45.06%	-60.83%	76.00%	18.22%	-21.04%	14.64%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.33%	June 30, 2009
Lowest Quarter Return	-34.17%	December 31, 2008
Year-to-Date Return	0.04%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Fund
Return Before Taxes	14.64%	-5.90%	14.18%
Return After Taxes on Distributions	14.67%	-5.91%	14.12%
Return After Taxes on Distributions and Sale of Fund Shares	10.06%	-4.76%	13.06%
MSCI® Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.63%	-0.61%	16.88%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Europe Capital Appreciation Fund

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.76%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.33%
Total annual operating expenses	1.09%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 111
3 years	$ 347
5 years	$ 601
10 years	$ 1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because the fund concentrates its investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	36.87%	16.41%	16.20%	35.45%	14.76%	-46.26%	32.08%	8.38%	-16.91%	25.75%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.54%	June 30, 2009
Lowest Quarter Return	-24.91%	September 30, 2011
Year-to-Date Return	15.98%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Europe Capital Appreciation Fund
Return Before Taxes	25.75%	-4.28%	8.75%
Return After Taxes on Distributions	25.48%	-4.51%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares	17.39%	-3.55%	7.70%
MSCI® Europe Index (reflects no deduction for fees or expenses)	19.46%	-4.09%	8.62%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Risteard Hogan (co-manager) has managed the fund since March 2013.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

Purchase and Sale of Shares

The fund is currently closed to new investors. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Europe Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Total annual operating expenses	1.06%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 108
3 years	$ 337
5 years	$ 585
10 years	$ 1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because the fund concentrates its investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	46.91%	28.95%	18.17%	25.18%	16.41%	-44.02%	31.65%	8.56%	-16.76%	25.52%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.36%	June 30, 2003
Lowest Quarter Return	-24.87%	September 30, 2011
Year-to-Date Return	16.52%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Europe Fund
Return Before Taxes	25.52%	-3.52%	10.55%
Return After Taxes on Distributions	25.28%	-3.71%	9.80%
Return After Taxes on Distributions and Sale of Fund Shares	17.33%	-2.86%	9.40%
MSCI® Europe Index (reflects no deduction for fees or expenses)	19.46%	-4.09%	8.62%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Risteard Hogan (co-manager) has managed the fund since April 2012.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Japan Fund/Fidelity Japan Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.63%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual operating expenses	0.93%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 95
3 years	$ 296
5 years	$ 515
10 years	$ 1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Japanese issuers and other investments that are tied economically to Japan.
  Normally investing primarily in common stocks.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	37.02%	10.92%	42.68%	-5.02%	-2.68%	-36.81%	15.33%	14.70%	-15.85%	9.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.58%	June 30, 2009
Lowest Quarter Return	-18.62%	September 30, 2008
Year-to-Date Return	22.79%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Fund
Return Before Taxes	9.44%	-5.10%	4.43%
Return After Taxes on Distributions	9.22%	-5.36%	4.07%
Return After Taxes on Distributions and Sale of Fund Shares	6.78%	-4.22%	3.99%
Tokyo Stock Price Index (TOPIX) (reflects no deduction for fees, expenses, or taxes)	7.54%	-3.51%	5.12%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Rie Shigekawa (portfolio manager) has managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Japan Smaller Companies Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Total annual operating expenses	1.01%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 103
3 years	$ 322
5 years	$ 558
10 years	$ 1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell/Nomura Mid-Small Cap Index or the JASDAQ Index).
  Potentially investing in securities of Japanese issuers with larger market capitalizations.
  Normally investing primarily in common stocks.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	60.89%	22.29%	41.36%	-21.54%	-12.35%	-34.49%	18.08%	12.25%	-5.79%	8.75%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	41.19%	June 30, 2009
Lowest Quarter Return	-20.08%	March 31, 2009
Year-to-Date Return	55.68%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Smaller Companies Fund
Return Before Taxes	8.75%	-2.31%	5.46%
Return After Taxes on Distributions	8.31%	-2.55%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	6.17%	-1.98%	4.85%
Russell/Nomura Mid-Small CapTM Index (reflects no deduction for fees, expenses, or taxes)	3.45%	-1.78%	6.59%
Fidelity Japan Smaller Companies Fund Linked IndexSM (reflects no deduction for fees, expenses, or taxes)	3.45%	-0.39%	7.10%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nicholas Price (portfolio manager) has managed the fund since October 2008.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Latin America Fund/Fidelity Latin America Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.33%
Total annual operating expenses	1.04%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 106
3 years	$ 331
5 years	$ 574
10 years	$ 1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Latin America. Because the fund concentrates its investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	65.78%	41.11%	55.17%	44.33%	43.71%	-54.64%	91.60%	16.49%	-15.79%	4.11%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	-14.73%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Latin America Fund
Return Before Taxes	4.11%	-2.35%	20.92%
Return After Taxes on Distributions	2.87%	-2.74%	20.53%
Return After Taxes on Distributions and Sale of Fund Shares	4.62%	-1.92%	19.33%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)	8.90%	0.13%	23.01%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Kutas (portfolio manager) has managed the fund since February 2009.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Nordic Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.04%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 106
3 years	$ 331
5 years	$ 574
10 years	$ 1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.
  Normally investing primarily in common stocks.
  Allocating investments across different Nordic countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the Nordic Region. Because the fund concentrates its investments in the Nordic region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Nordic region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	38.82%	32.72%	18.50%	36.67%	23.22%	-55.96%	47.49%	26.49%	-20.33%	21.64%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.00%	June 30, 2009
Lowest Quarter Return	-30.46%	September 30, 2008
Year-to-Date Return	30.34%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nordic Fund
Return Before Taxes	21.64%	-4.46%	11.34%
Return After Taxes on Distributions	21.67%	-4.68%	10.91%
Return After Taxes on Distributions and Sale of Fund Shares	14.92%	-3.70%	10.24%
FTSE® Capped Nordic Index (reflects no deduction for fees, expenses, or taxes)	24.63%	-1.06%	13.25%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Per Johansson (portfolio manager) has managed the fund since April 2011.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Pacific Basin Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.92%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Total annual operating expenses	1.23%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 125
3 years	$ 390
5 years	$ 676
10 years	$ 1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.
  Normally investing primarily in common stocks.
  Allocating investments across different Pacific Basin countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the Pacific Basin. Because the fund concentrates its investments in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	38.69%	14.08%	32.52%	16.16%	25.23%	-55.76%	59.32%	32.80%	-17.01%	20.04%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	40.87%	June 30, 2009
Lowest Quarter Return	-26.67%	September 30, 2008
Year-to-Date Return	22.76%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Pacific Basin Fund
Return Before Taxes	20.04%	-1.39%	11.02%
Return After Taxes on Distributions	19.14%	-1.98%	10.31%
Return After Taxes on Distributions and Sale of Fund Shares	13.37%	-1.45%	9.72%
MSCI® AC (All Country) Pacific Index (reflects no deduction for fees or expenses)	16.32%	-1.20%	9.61%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

John Dance (portfolio manager) has managed the fund since October 2013.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Canada Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Canadian issuers and other investments that are tied economically to Canada. The Adviser may also invest the fund's assets in U.S. issuers. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the Canadian market, currently the S&P®/TSX Composite Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different China region countries.

The Adviser may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI® Golden Dragon Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Emerging Asia Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. Asian emerging market issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different Asian countries with emerging markets.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund's assets primarily in common stocks.

Prospectus

The Adviser normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Europe Capital Appreciation Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. The Adviser normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Fidelity Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations. For purposes of this fund, the Adviser defines smaller market capitalization issuers as those whose market capitalization is similar to the market capitalization of companies in the Russell/Nomura Mid-Small Cap Index or the JASDAQ Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund's assets in Japanese issuers with larger market capitalizations. The Adviser normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different Latin American countries.

The Adviser may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI EM (Emerging Markets) Latin America Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

Because the fund is considered non-diversified, the Adviser may invest a significant percentage of the fund's assets in relatively few companies and up to 25% in a single issuer.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different Nordic countries.

The Adviser may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the FTSE® Capped Nordic Index. The Adviser intends to measure the percentage of the index represented by each industry no less than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

Fidelity Pacific Basin Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different Pacific Basin countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular country or group of countries, the fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. In addition, because Fidelity Latin America Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies, particularly Asian emerging market economies, are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, unstable employment rates, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Recently, the markets in certain Asian countries, particularly those with emerging markets, have suffered significant volatility. Furthermore, increased political and social unrest in some Asian countries and slower economic growth could cause further economic and market uncertainty and economic decline in the entire region.

Special Considerations regarding the China Region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. In addition, the Taiwanese economy can be significantly affected by security threats from China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and undeveloped, and its economy is slowing. Also, foreign investments may be restricted. Changes in government policy and slower economic growth could significantly affect the local markets.

Special Considerations regarding Japan. The Japanese economy is characterized by government intervention and protectionism, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Special Considerations regarding the Pacific Basin. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Special Considerations regarding Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors' debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, and the region is currently facing great economic uncertainty and slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments.

Special Considerations regarding the Nordic Region. The Nordic economies are dependent on the export of natural resources and natural resource products. Finland's efforts to comply with EMU restrictions may result in reduced government spending and higher unemployment. Denmark and Sweden have elected not to join the final stage of the EMU and Norway has elected not to join either the EU or the EMU and, as a result, these countries may have more flexibility to pursue different fiscal and economic goals but may not benefit from full membership in the EMU.

Prospectus

Special Considerations regarding Latin America. The majority of the economies of countries in Latin America are considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on the entire region. Because commodities such as, without limitation, agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities, which may be slowing.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Canada Fund seeks growth of capital over the long term.

Fidelity China Region Fund seeks long-term growth of capital.

Fidelity Emerging Asia Fund seeks capital appreciation.

Fidelity Emerging Markets Fund seeks capital appreciation.

Fidelity Europe Capital Appreciation Fund seeks long-term capital appreciation.

Fidelity Europe Fund seeks growth of capital over the long term.

Fidelity Japan Fund seeks long-term growth of capital.

Fidelity Japan Smaller Companies Fund seeks long-term growth of capital.

Fidelity Latin America Fund seeks long-term growth of capital.

Fidelity Nordic Fund seeks long-term growth of capital.

Fidelity Pacific Basin Fund seeks growth of capital over the long term.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Canada Fund normally invests at least 80% of its assets in securities of Canadian issuers and other investments that are tied economically to Canada.

Fidelity China Region Fund normally invests at least 80% of its assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

Fidelity Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

Fidelity Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Fidelity Europe Capital Appreciation Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity Europe Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity Japan Fund normally invests at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.

Fidelity Japan Smaller Companies Fund normally invests at least 80% of its assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations.

Fidelity Latin America Fund normally invests at least 80% of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

Fidelity Nordic Fund normally invests at least 80% of its assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

Fidelity Pacific Basin Fund normally invests at least 80% of its assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Prospectus

Fund Basics - continued

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Fidelity Europe Capital Appreciation Fund is currently closed to new investors.

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Prospectus

Shareholder Information - continued

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Effective after the close of business on July 19, 2013, new positions in Fidelity Europe Capital Appreciation Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on July 19, 2013, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by July 19, 2013, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by July 19, 2013, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since July 19, 2013, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Prospectus

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable.

For each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, if you sell your shares after holding them less than 90 days, a 1.50% short-term redemption fee may be deducted from the redemption amount. For each of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund, if you sell your shares after holding them less than 30 days, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions due to Fidelity fund small balance maintenance fees.
  Redemptions related to death or due to a divorce decree.
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees.
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.
  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Prospectus

Shareholder Information - continued

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares at the NAV next calculated on the day of the investment. Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus, including any purchase and sale requirements.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the net asset value minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Shareholder Information - continued

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment. Effective January 18, 2014, if your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2012, the Adviser had approximately $1.0 billion in discretionary assets under management, and approximately $1.67 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Emerging Markets Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Canada Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

FMRC is an affiliate of the Adviser. As of December 31, 2012, FMRC had approximately $684.7 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Canada Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2012, FMR H.K. had approximately $7.6 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund, Fidelity Emerging Asia Fund, and Fidelity Pacific Basin Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2013, FIA had approximately $8.5 billion in discretionary assets under management. FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for each fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIJ, at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, and Fidelity Pacific Basin Fund.

Douglas Lober is portfolio manager of Fidelity Canada Fund, which he has managed since September 2008. Mr. Lober joined Fidelity Investments in August 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and portfolio manager.

Bobby Bao is portfolio manager of Fidelity China Region Fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

Colin Chickles is portfolio manager of Fidelity Emerging Asia Fund, which he has managed since October 2009. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

Sammy Simnegar is portfolio manager of Fidelity Emerging Markets Fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

Prospectus

Fund Services - continued

Risteard Hogan is co-manager of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund, which he has managed since March 2013 and April 2012, respectively. Effective January 1, 2014, Mr. Hogan is co-manager of Fidelity Canada Fund. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Stefan Lindblad is co-manager of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund, both of which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

Rie Shigekawa is portfolio manager of Fidelity Japan Fund, which she has managed since May 2011. She also manages other funds. Since 2002, Ms. Shigekawa has worked as a research analyst and portfolio manager.

Nicholas Price is portfolio manager of Fidelity Japan Smaller Companies Fund, which he has managed since October 2008. He also manages other funds. Since 1993, Mr. Price has worked as a Japanese equity research analyst and portfolio manager based in Tokyo.

Adam Kutas is portfolio manager of Fidelity Latin America Fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a manager, research analyst, and portfolio manager.

Per Johansson is portfolio manager of Fidelity Nordic Fund, which he has managed since April 2011. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Johansson has worked as a research analyst and portfolio manager.

John Dance is portfolio manager of Fidelity Pacific Basin Fund, which he has managed since October 2013. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

For Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Fidelity Canada Fund has performed relative to the S&P/TSX Composite Index, Fidelity Emerging Asia Fund has performed relative to a blend of the performance of the MSCI AC (All Country) Far East ex Japan Index and the MSCI AC (All Country) Asia ex Japan Index, Fidelity Europe Capital Appreciation Fund has performed relative to the MSCI Europe Index, Fidelity Europe Fund has performed relative to the MSCI Europe Index, Fidelity Japan Fund has performed relative to the Tokyo Stock Price Index (TOPIX), or Fidelity Pacific Basin Fund has performed relative to the MSCI AC (All Country) Pacific Index.

For the period prior to December 1, 2010, Fidelity Emerging Asia Fund compares its performance to the MSCI AC (All Country) Far East ex Japan Index. For the period beginning December 1, 2010, Fidelity Emerging Asia Fund compares its performance to the MSCI AC (All Country) Asia ex Japan Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity Emerging Asia Fund's performance will be compared to a blended index return that reflects the performance of the MSCI AC (All Country) Asia ex Japan Index for the portion of the 36 month performance measurement period beginning December 1, 2010, and the performance of the MSCI AC (All Country) Far East ex Japan Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI AC (All Country) Far East ex Japan Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI AC (All Country) Asia ex Japan Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2013, the group fee rate was 0.25%. The individual fund fee rate is 0.45% for each fund.

The basic fee for Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund for the fiscal year ended October 31, 2013, was 0.71%, 0.71%, 0.70%, 0.70%, 0.70% and 0.70%, respectively, of the fund's average net assets.

Prospectus

The performance adjustment rate is calculated monthly by comparing over the performance period Fidelity Canada Fund's performance to that of the S&P/TSX Composite Index, Fidelity Emerging Asia Fund's performance to that of a blend of the performance of the MSCI AC (All Country) Far East ex Japan Index and the MSCI AC (All Country) Asia ex Japan Index, Fidelity Europe Capital Appreciation Fund's performance to that of the MSCI Europe Index, Fidelity Europe Fund's performance to that of the MSCI Europe Index, Fidelity Japan Fund's performance to that of the Tokyo Stock Price Index (TOPIX), or Fidelity Pacific Basin Fund's performance to that of the MSCI AC (All Country) Pacific Index.

For the purposes of calculating the performance adjustment for each of Fidelity Canada Fund and Fidelity Japan Fund, the fund's investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.

For Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended October 31, 2013, for each fund is shown in the following table. Because each fund's management fee rate may fluctuate, a fund's management fee may be higher or lower in the future.

Total Management Fee

Fidelity Canada Fund	0.60%
Fidelity China Region Fund	0.70%
Fidelity Emerging Asia Fund	0.75%
Fidelity Emerging Markets Fund	0.70%
Fidelity Europe Capital Appreciation Fund	0.76%
Fidelity Europe Fund	0.78%
Fidelity Japan Fund	0.63%
Fidelity Japan Smaller Companies Fund	0.70%
Fidelity Latin America Fund	0.71%
Fidelity Nordic Fund	0.70%
Fidelity Pacific Basin Fund	0.92%

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended October 31, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fidelity Europe Capital Appreciation Fund

Rate	1.20%
Fidelity Japan Smaller Companies Fund

Rate	1.20%
Fidelity Nordic Fund

Rate	1.20%

Fund Distribution

Each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, and Fidelity Latin America Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Prospectus

Fund Services - continued

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP (for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund) and Deloitte & Touche LLP (for Fidelity Europe Capital Appreciation Fund), independent registered public accounting firms, whose reports, along with fund financial statements, are included in the annual report. Annual reports are available for free upon request.

Fidelity Canada Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Income from Investment Operations
Net investment income (loss) B	.77	.73	.52	.46	.48
Net realized and unrealized gain (loss)	3.66	1.51	(1.18)	9.68	5.74
Total from investment operations	4.43	2.24	(.66)	10.14	6.22
Distributions from net investment income	(.76)	(.49)	(.46)	(.47)	(.14)
Distributions from net realized gain	-	(.29)	(.44)	-	-
Total distributions	(.76)	(.78)	(.90)	(.47)	(.14)
Redemption fees added to paid in capital B	- F	- F	.01	.01	.01
Net asset value, end of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Total Return A	8.32%	4.36%	(1.33)%	22.97%	16.40%
Ratios to Average Net Assets C,E
Expenses before reductions	.87%	.77%	.82%	.94%	1.17%
Expenses net of fee waivers, if any	.87%	.77%	.82%	.94%	1.17%
Expenses net of all reductions	.86%	.77%	.82%	.89%	1.13%
Net investment income (loss)	1.42%	1.42%	.90%	.93%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791
Portfolio turnover rate D	64%	86%	104%	143%	123%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Fidelity China Region Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Income from Investment Operations
Net investment income (loss) B	.41	.45	.44	.34	.33
Net realized and unrealized gain (loss)	7.11	1.42	(4.37)	5.18	9.68
Total from investment operations	7.52	1.87	(3.93)	5.52	10.01
Distributions from net investment income	(.43)	(.29)	(.38)	(.21)	(.17)
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-
Total distributions	(.43)	(.63)	(.40) G	(.27) H	(.17)
Redemption fees added to paid in capital B	.01	- F	.01	.01	.02
Net asset value, end of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Total Return A	26.51%	7.01%	(12.52)%	20.97%	60.77%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of fee waivers, if any	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of all reductions	.98%	.98%	.98%	1.00%	1.03%
Net investment income (loss)	1.27%	1.66%	1.40%	1.22%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141
Portfolio turnover rate D	92%	107%	87%	57%	88%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Fidelity Emerging Asia Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 27.32	$ 29.70	$ 23.98	$ 18.50
Income from Investment Operations
Net investment income (loss) B	.39	.46	.50	.39	.58 E
Net realized and unrealized gain (loss)	2.49	1.30	(2.30)	6.16	5.09
Total from investment operations	2.88	1.76	(1.80)	6.55	5.67
Distributions from net investment income	(.46)	(.51)	(.49)	(.43)	(.20)
Distributions from net realized gain	(.08)	-	(.11)	(.40)	-
Total distributions	(.54)	(.51)	(.59) H	(.83)	(.20)
Redemption fees added to paid in capital B	- G	- G	.01	- G	.01
Net asset value, end of period	$ 30.91	$ 28.57	$ 27.32	$ 29.70	$ 23.98
Total Return A	10.19%	6.60%	(6.20)%	27.93%	31.08%
Ratios to Average Net Assets C, F
Expenses before reductions	1.08%	.94%	.82%	.78%	1.14%
Expenses net of fee waivers, if any	1.08%	.94%	.82%	.78%	1.14%
Expenses net of all reductions	1.05%	.91%	.78%	.74%	.99%
Net investment income (loss)	1.31%	1.68%	1.68%	1.50%	2.86% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,172,348	$ 1,325,208	$ 1,525,635	$ 1,717,562	$ 1,736,852
Portfolio turnover rate D	97%	94%	115%	105%	220%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

Prospectus

Fidelity Emerging Markets Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Income from Investment Operations
Net investment income (loss) B	.20	.33	.35	.23	.17
Net realized and unrealized gain (loss)	2.38	(.11)	(3.48)	5.05	7.03
Total from investment operations	2.58	.22	(3.13)	5.28	7.20
Distributions from net investment income	(.30)	(.30)	(.24)	(.12)	(.24)
Distributions from net realized gain	-	-	(.13)	(.14)	-
Total distributions	(.30)	(.30)	(.37)	(.25) G	(.24)
Redemption fees added to paid in capital B	- F	- F	.01	.01	.01
Net asset value, end of period	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Total Return A	11.78%	1.03%	(12.33)%	25.76%	53.95%
Ratios to Average Net Assets C, E
Expenses before reductions	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of fee waivers, if any	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of all reductions	1.03%	1.03%	1.01%	1.09%	1.10%
Net investment income (loss)	.85%	1.50%	1.38%	1.00%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582
Portfolio turnover rate D	119%	176%	122%	85%	88%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Fidelity Europe Capital Appreciation Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.30	$ 16.79	$ 18.56	$ 17.16	$ 14.27
Income from Investment Operations
Net investment income (loss) B	.34	.38	.31	.19	.31
Net realized and unrealized gain (loss)	4.77	1.50	(1.89)	1.53	3.14
Total from investment operations	5.11	1.88	(1.58)	1.72	3.45
Distributions from net investment income	(.41)	(.36)	(.19)	(.32)	(.56)
Distributions from net realized gain	-	(.01)	-	-	-
Total distributions	(.41)	(.37)	(.19)	(.32)	(.56)
Redemption fee added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 23.00	$ 18.30	$ 16.79	$ 18.56	$ 17.16
Total Return A	28.47%	11.54%	(8.65)%	10.08%	25.79%
Ratios to Average Net Assets C, E
Expenses before reductions	1.09%	.95%	1.02%	1.03%	1.10%
Expenses net of fee waivers, if any	1.08%	.95%	1.02%	1.03%	1.10%
Expenses net of all reductions	1.05%	.92%	.98%	.96%	1.07%
Net investment income (loss)	1.68%	2.25%	1.65%	1.13%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,274	$ 309,023	$ 333,193	$ 457,849	$ 520,984
Portfolio turnover rate D	127%	92%	116%	133%	111%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Fidelity Europe Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Income from Investment Operations
Net investment income (loss) B	.61	.64	.48	.33	.52
Net realized and unrealized gain (loss)	7.87	2.45	(2.97)	2.50	5.16
Total from investment operations	8.48	3.09	(2.49)	2.83	5.68
Distributions from net investment income	(.70)	(.60)	(.67)	(.52)	(.73)
Distributions from net realized gain	(.01)	(.02)	-	-	-
Total distributions	(.71)	(.61) G	(.67)	(.52)	(.73)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Total Return A	28.71%	11.53%	(8.32)%	10.01%	25.36%
Ratios to Average Net Assets C, E
Expenses before reductions	1.06%	.83%	1.10%	1.12%	1.09%
Expenses net of fee waivers, if any	1.05%	.83%	1.10%	1.12%	1.09%
Expenses net of all reductions	1.02%	.80%	1.06%	1.04%	1.04%
Net investment income (loss)	1.82%	2.33%	1.56%	1.15%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,048	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423
Portfolio turnover rate D	59%	127%	117%	136%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.061 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Fidelity Japan Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Income from Investment Operations
Net investment income (loss) B	.12	.12	.15	.10	.08
Net realized and unrealized gain (loss)	2.79	(.14)	(.75)	.61	1.04
Total from investment operations	2.91	(.02)	(.60)	.71	1.12
Distributions from net investment income	(.15)	(.16)	(.20)	(.07)	(.11)
Distributions from net realized gain	(.08)	(.05)	(.21)	(.10)	(.01)
Total distributions	(.23)	(.21)	(.41)	(.17)	(.12)
Redemption fees added to paid in capital B	.01	- G	.01	- G	- G
Net asset value, end of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Total Return A	31.92%	(.19)%	(6.00)%	7.12%	12.84%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	1.09%	.86%	.93%	.90%
Expenses net of fee waivers, if any	.93%	1.06%	.84%	.93%	.90%
Expenses net of all reductions	.91%	1.04%	.80%	.93%	.89%
Net investment income (loss)	1.08%	1.26%	1.38%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,773	$ 353,550	$ 450,417	$ 649,316	$ 944,902
Portfolio turnover rate D	68%	52%	134% F	43%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.01 per share.

Prospectus

Fidelity Japan Smaller Companies Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.62	$ 8.23	$ 8.59	$ 6.99
Income from Investment Operations
Net investment income (loss) B	.02	.06	.08	.04	.02
Net realized and unrealized gain (loss)	4.91	.55	.45	(.25)	1.63
Total from investment operations	4.93	.61	.53	(.21)	1.65
Distributions from net investment income	(.07)	(.08)	(.05)	(.03)	(.04)
Distributions from net realized gain	(.15)	(.03)	(.10)	(.12)	(.01)
Total distributions	(.22)	(.11)	(.14) G	(.15)	(.05)
Redemption fees added to paid in capital B	.03	- F	- F	- F	- F
Net asset value, end of period	$ 13.86	$ 9.12	$ 8.62	$ 8.23	$ 8.59
Total Return A	55.79%	7.13%	6.44%	(2.50)%	23.84%
Ratios to Average Net Assets C,E
Expenses before reductions	1.01%	1.05%	1.05%	1.09%	1.16%
Expenses net of fee waivers, if any	1.01%	1.05%	1.05%	1.09%	1.16%
Expenses net of all reductions	.98%	1.02%	1.01%	1.09%	1.14%
Net investment income (loss)	.18%	.67%	.88%	.43%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 661,445	$ 237,893	$ 303,619	$ 285,603	$ 395,714
Portfolio turnover rate D	91%	86%	133%	78%	183%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

Fidelity Latin America Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Income from Investment Operations
Net investment income (loss) B	.87	1.09	1.34	1.07	.72
Net realized and unrealized gain (loss)	(4.74)	(3.67)	(5.88)	11.00	18.32
Total from investment operations	(3.87)	(2.58)	(4.54)	12.07	19.04
Distributions from net investment income	(.98)	(.82)	(.29)	(1.49)	(.46)
Distributions from net realized gain	(3.45)	-	(.20)	(.39)	-
Total distributions	(4.43)	(.82)	(.49)	(1.88)	(.46)
Redemption fees added to paid in capital B	.01	.01	.01	.02	.02
Net asset value, end of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Total Return A	(8.63)%	(4.91)%	(7.96)%	25.91%	67.88%
Ratios to Average Net Assets C,E
Expenses before reductions	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of fee waivers, if any	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of all reductions	1.03%	1.02%	1.00%	1.01%	1.05%
Net investment income (loss)	1.99%	2.14%	2.39%	2.10%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748
Portfolio turnover rate D	23%	23%	11%	56% F	52%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

Prospectus

Appendix - continued

Fidelity Nordic Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.60	$ 29.60	$ 32.27	$ 26.33	$ 20.75
Income from Investment Operations
Net investment income (loss) B	.90	.70 E	.47	.33	.35
Net realized and unrealized gain (loss)	13.04	.91	(2.86)	5.94	6.29
Total from investment operations	13.94	1.61	(2.39)	6.27	6.64
Distributions from net investment income	(.63)	(.61)	(.29)	(.34)	(1.06)
Redemption fees added to paid in capital B	- G	- G	.01	.01	- G
Net asset value, end of period	$ 43.91	$ 30.60	$ 29.60	$ 32.27	$ 26.33
Total Return A	46.42%	5.69%	(7.49)%	24.05%	34.90%
Ratios to Average Net Assets C,F
Expenses before reductions	1.04%	1.08%	1.05%	1.12%	1.15%
Expenses net of fee waivers, if any	1.04%	1.08%	1.05%	1.12%	1.15%
Expenses net of all reductions	1.02%	1.04%	.99%	1.10%	1.12%
Net investment income (loss)	2.50%	2.40% E	1.40%	1.16%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 439,147	$ 296,951	$ 360,900	$ 457,775	$ 334,414
Portfolio turnover rate D	61%	193%	265%	80%	107%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

Fidelity Pacific Basin Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.85	$ 22.96	$ 25.11	$ 19.88	$ 12.84
Income from Investment Operations
Net investment income (loss) B	.12	.30	.21	.21	.20
Net realized and unrealized gain (loss)	7.26	1.79	(1.51)	5.86	6.90
Total from investment operations	7.38	2.09	(1.30)	6.07	7.10
Distributions from net investment income	(.29)	(.12)	(.20)	(.15)	(.07)
Distributions from net realized gain	(.47)	(.08)	(.66)	(.70)	-
Total distributions	(.76)	(.20)	(.86)	(.85)	(.07)
Redemption fees added to paid in capital B	- F	- F	.01	.01	.01
Net asset value, end of period	$ 31.47	$ 24.85	$ 22.96	$ 25.11	$ 19.88
Total Return A	30.58%	9.22%	(5.44)%	31.65%	55.77%
Ratios to Average Net Assets C, E
Expenses before reductions	1.23%	1.28%	1.14%	1.07%	.90%
Expenses net of fee waivers, if any	1.22%	1.28%	1.13%	1.07%	.90%
Expenses net of all reductions	1.21%	1.26%	1.10%	1.03%	.85%
Net investment income (loss)	.42%	1.29%	.81%	.95%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 719,675	$ 581,254	$ 722,453	$ 836,913	$ 609,209
Portfolio turnover rate D	82%	26%	59%	66%	91%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Prospectus

Additional Index Information

Fidelity China Region Fund Linked IndexSM represents the performance of the MSCI Golden Dragon Index since June 1, 2007, and the MSCI Golden Dragon Plus Index prior to that date.

Fidelity Emerging Asia Fund Linked IndexSM represents the performance of the MSCI AC (All Country) Asia ex Japan Index since December 1, 2010, and the MSCI AC (All Country) Far East ex Japan Index prior to that date.

Fidelity Japan Smaller Companies Fund Linked IndexSM represents the performance of the Russell/Nomura Mid-Small Cap Index since January 1, 2009, and the Russell/Nomura Small Cap Index prior to that date.

FTSE Capped Nordic Index is a modified market capitalization-weighted index designed to measure the performance of the investable equity markets of Denmark, Finland, Norway, and Sweden. Constituent weights are capped semi-annually by FTSE to enforce issuer diversification constraints. Returns shown for the FTSE Capped Nordic Index for periods prior to October 1, 2009 (its inception date) are returns of the uncapped FTSE Nordic Index.

MSCI AC (All Country) Asia ex Japan Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of Asia, excluding Japan. Index returns for periods after November 30, 2010 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI AC (All Country) Pacific Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed and emerging markets in the Pacific region. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI EM (Emerging Markets) Latin America Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in the emerging markets countries of Latin America.

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets.

MSCI Europe Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed markets in Europe. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Golden Dragon Index is a market capitalization-weighted index designed to represent the performance of the equity markets of Hong Kong, Taiwan, and China.

Russell/Nomura Mid-Small Cap Index measures the performance of medium and small companies that represent the smallest 50% of companies of the Russell/Nomura Total Market Index as defined by float-adjusted market capitalization. The Russell/Nomura Total Market Index represents 98% of the investable Japan equity market, consisting of common stock securities domiciled in Japan.

S&P/TSX Composite Index is a broad-based, market capitalization-weighted index designed to measure the performance of the Canadian equity market. Eligible securities must be listed on the Toronto Stock Exchange and issued by companies incorporated in Canada.

Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of the common stock of the large companies that make up the First Section of the Tokyo Stock Exchange.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. Each fund's SAI also includes more detailed information about the fund and its investments. The SAIs are incorporated herein by reference (legally form a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAIs, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAIs, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04008

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Targeted International Equity Funds, Fidelity, Fidelity Investments & Pyramid Design, FAST and Directed Dividends are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

Fidelity China Region Fund Linked Index, Fidelity Emerging Asia Fund Linked Index, and Fidelity Japan Smaller Companies Fund Linked Index are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.538563.117 TIF-PRO-1213